FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of investments measured at fair value
The following table presents information about our investments measured at fair value on a recurring basis at December 31, 2025 and 2024, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value (in thousands):

	Fair Value Measurements at December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Self-managed accounts*:
Common stock	$816,248	$—	$—	$816,248
Mutual funds	66,504	—	—	66,504
Interest-bearing cash	100,170	—	—	100,170
U.S. government securities	5,225	—	—	5,225
Corporate debt securities	—	13,747	—	13,747
Interest-bearing cash	36,111	—	—	36,111
Common and collective trusts:
Equity funds	—	7,580,787	—	7,580,787
Fixed-income funds	—	1,246,667	—	1,246,667
Lifestyle funds	—	3,432,403	—	3,432,403
Multi-asset funds	—	77,761	—	77,761
U.S. government securities	—	321,912	—	321,912
UPS stock fund	1,097,612	—	—	1,097,612
Total investments — at fair value	$2,121,870	$12,673,277	$—	$14,795,147

	Fair Value Measurements at December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Self-managed accounts*:
Common stock	$683,669	$—	$—	$683,669
Mutual funds	57,655	—	—	57,655
Interest-bearing cash	90,094	—	—	90,094
U.S government securities	7,226	—	—	7,226
Corporate debt securities	—	16,823	—	16,823
Interest-bearing cash	23,229	—	—	23,229
Common and collective trusts:
Equity funds	—	6,630,548	—	6,630,548
Fixed-income funds	—	1,120,109	—	1,120,109
Lifestyle funds	—	2,837,792	—	2,837,792
Multi-asset funds	—	73,093	—	73,093
U.S. government securities	—	337,093	—	337,093
UPS Stock Fund	1,449,946		—	1,449,946
Total investments - at fair value	$2,311,819	$11,015,458	$—	$13,327,277
* The investments within the self-managed accounts include a variety of categories of common stock, mutual funds, bonds and cash.